Operating Expenses	12 Months Ended
Dec. 31, 2025
Operating Expense [Abstract]
Operating Expenses

9.	Operating Expenses
Total operating expenses were as follows:

For the years ended December 31,	2025 $	2024 $	2023 $
General and administrative	46,618	71,469	53,295
Research and development	56,567	69,454	96,235
Total operating expenses	103,185	140,923	149,530
The average number of persons employed by the Group during the year, analyzed by category, was as follows:

For the years ended December 31,	2025	2024	2023
General and administrative	35	39	40
Research and development	27	41	56
Total	62	80	96
The aggregate payroll costs of these persons were as follows:

	2025 $	2024 $	2023 $
For the years ended December 31,
General and administrative	22,616	40,559	24,586
Research and development	10,824	15,023	21,102
Total	33,440	55,581	45,688
Detailed operating expenses were as follows:

	2025 $	2024 $	2023 $
For the years ended December 31,
Salaries and wages	22,475	29,032	37,084
Healthcare and other benefits	1,707	2,203	2,599
Payroll taxes	1,035	1,496	1,590
Share-based payments	8,222	22,850	4,415
Total payroll costs	33,440	55,581	45,688
Amortization	1,764	1,764	1,979
Depreciation	1,585	1,807	2,955
Total amortization and depreciation expenses	3,348	3,571	4,933
Other general and administrative expenses	20,653	27,491	25,180
Other research and development expenses	45,743	54,280	73,729
Total other operating expenses	66,397	81,771	98,909
Total operating expenses	103,185	140,923	149,530
Please refer to Note 10 Share-based Payments for further disclosures related to share-based payments and Note 26. Related Parties
Transactions for management’s remuneration disclosures.